SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2013
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
Description	Balance at				Balance at
	Beginning				End of
	of Period	Additions*	Writeoffs	Other**	Period
Allowance For Doubtful Accounts
2013
—Current	$560	$127	$(60)	$9	$636
—Noncurrent	$66	$27	$(0)	$(12)	$80
2012
—Current	$578	$41	$(45)	$(15)	$560
—Noncurrent	$38	$10	$0	$17	$66
2011
—Current	$676	$90	$(154)	$(34)	$578
—Noncurrent	$58	$1	$(17)	$(3)	$38
Allowance For Inventory Losses
2013	$652	$201	$(214)	$(16)	$623
2012	$625	$294	$(240)	$(28)	$652
2011	$674	$230	$(279)	$1	$625
Revenue Based Provisions
2013	$777	$3,061	$(3,004)	$(7)	$827
2012	$861	$3,228	$(3,345)	$33	$777
2011	$888	$3,157	$(3,132)	$(51)	$861

* Additions for Allowance for Doubtful Accounts and Allowance for Inventory Losses are charged to expense and cost accounts, respectively, while Revenue Based Provisions are charged to revenue accounts.

** Primarily comprises currency translation adjustments.